DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	$ 1,368,000	$ 857,000
Liability Derivatives	1,320,000	1,883,000
Pay Fixed Interest-Rate Swap Agreement [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Unrealized loss reclassified into earnings over remaining life	1,600,000
Interest-Rate Cap Agreement [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Unrecognized premiums	0	0
Cash Flow Hedge [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Unrealized losses on Cash Flow Hedges	400,000
Maximum term of cash flow hedge	2 years
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	0	0
Liability Derivatives	739,000	1,103,000
Cash Flow Hedge [Member] | Pay Fixed Interest-Rate Swap Agreement [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	10,000,000	20,000,000
Average Maturity	2 years	1 year 8 months 12 days
Fair Value	(739,000)	(1,103,000)
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	0	0
No Hedge Designation [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	131,050,000	111,153,000
Average Maturity	2 months 12 days	3 months 18 days
Fair Value	787,000	77,000
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	1,368,000	857,000
Liability Derivatives	581,000	780,000
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	40,221,000	32,689,000
Average Maturity	1 month 6 days	1 month 6 days
Fair Value	1,368,000	857,000
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	0	0
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	88,325,000	75,960,000
Average Maturity	1 month 6 days	1 month 6 days
Fair Value	(122,000)	(606,000)
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	0
No Hedge Designation [Member] | Amended Warrant [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	2,504,000	2,504,000
Average Maturity	6 years	7 years
Fair Value	(459,000)	(174,000)
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	0	0
Other Assets [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	1,368,000	857,000
Other Assets [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives		0
Other Liabilities [Member] | Cash Flow Hedge [Member] | Pay Fixed Interest-Rate Swap Agreement [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	739,000	1,103,000
Other Liabilities [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	122,000	606,000
Other Liabilities [Member] | No Hedge Designation [Member] | Amended Warrant [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	$ 459,000	$ 174,000